Condensed Consolidated Balance Sheets - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 5,269,690	$ 1,249,376	$ 606,022
Accounts receivable			650,000
Deposits		3,000	86,000
Investment in trading securities	2,755,412	424,148	130,649
Prepaid expenses and other current assets	14,944	122,224	429,570
Total current assets	8,640,046	2,898,748	2,542,780
Property and equipment, net		60,047	93,637
Intangible assets, net			73,331
Right-of- use assets, net		53,793	1,058,822
Total Assets	8,640,046	3,012,588	3,768,570
CURRENT LIABILITIES
Current portion of long-term payables	250,000
CURRENT LIABILITIES
Accounts payable, accrued expenses and other current liabilities	500,943	957,057	293,140
Deferred revenue			70,000
Taxes payable	19,985	19,985	31,200
Operating lease liabilities, current		11,375	415,411
Total current liabilities	770,928	988,417	1,539,719
Operating lease liabilities, noncurrent		20,417	689,498
Long-term payable		250,000
Total liabilities	770,928	1,258,834	2,229,217
Commitments
SHAREHOLDERS’ EQUITY
Ordinary shares, value	15,737	11,917	9,627
Additional paid-in capital	40,982,060	32,599,985	29,196,350
Accumulated deficit	(33,128,679)	(30,858,148)	(27,666,624)
Total Shareholders’ Equity	7,869,118	1,753,754	1,539,353
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	8,640,046	3,012,588	3,768,570
Related Party
CURRENT ASSETS
Accounts receivable – a related party		200,000	600,000
Due from a related party	$ 600,000	900,000	40,539
CURRENT LIABILITIES
Due to related parties			$ 729,968